Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of retained earnings

	As of December 31,
	2016	2017
	RMB	RMB	US$
PRC statutory reserve funds	31,824	39,638	6,092
Unreserved retained earnings	205,469	1,525,245	234,426

Total retained earnings	237,293	1,564,883	240,518

Schedule of components of accumulated other comprehensive income

	Foreign currency translation adjustments	Unrealized gains on available- for-sale securities	Total
		RMB	RMB
Balance at January 1,2015	(15,726)	17,927	2,201

Other comprehensive income before reclassification	115,515	9,729	125,244
Amounts reclassified from accumulated other comprehensive income	—	(6,814)	(6,814)
Other comprehensive loss attribute to noncontrolling interests	(1,515)	—	(1,515)

Balance at December 31, 2015	98,274	20,842	119,116

Other comprehensive income before reclassification	132,450	1,241	133,691
Amounts reclassified from accumulated other comprehensive income	—	(21,666)	(21,666)
Other comprehensive loss attribute to noncontrolling interests	(2,996)	—	(2,996)

Balance at December 31, 2016	227,728	417	228,145

Other comprehensive income before reclassification	(148,304)	(433)	(148,737)
Other comprehensive loss attribute to noncontrolling interests	4,798	—	4,798

Balance at December 31, 2017	84,222	(16)	84,206

Balance at December 31, 2017, in US$	12,945	(2)	12,943